Note 9 - Cash, Cash balances at central banks and other demand deposits (Tables)	12 Months Ended
Dec. 31, 2019
Cash, Cash balances at central banks and other demand deposits
Cash, Cash balances at central banks and other demand deposit
Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	2019	2018	2017
Cash on hand	7,060	6,346	6,220
Cash balances at central banks	31,755	43,880	31,718
Other demand deposits	5,488	7,970	4,742
Total	44,303	58,196	42,680